Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table. In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officer (“CEO”) (our Principal Executive Officer) and the average of our NEOs other than the CEO for 2023, 2022, 2021 and 2020.

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1) (a)	Summary Compensation Table Total for First PEO (b1)	Compensation Actually Paid to First PEO(2) (c1)	Summary Compensation Table Total for Second PEO (b2)	Compensation Actually Paid to Second PEO(2) (c2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Share- holder Return(3) (f)	Peer Group Total Share- holder Return(3) (g)	Net Income(4) (h)	Adjusted EPS(5) (i)
2023	$20,903,282	$5,213,515	$0	$0	$7,103,560	$2,603,239	$173	$143	$4,764	$7.63
2022	$20,196,027	$190,304	$0	$0	$6,641,306	$(930,613)	$175	$140	$7,209	$10.97
2021	$17,152,267	$59,455,992	$0	$0	$6,225,036	$26,481,836	$216	$143	$6,433	$10.00
2020	$10,396,761	$32,944,487	$16,763,956	$83,394,550	$6,786,580	$20,676,667	$145	$113	$3,646	$5.11

(1)	For 2020, 2021, 2022 and 2023, the First PEO is Rainer Blair. In 2020, the Second PEO is Thomas Joyce. The other NEOs in 2020 were Messrs. Weidemanis, McGrew and Brian Ellis, and Angela Lalor; in 2021, the other NEOs were Messrs. Weidemanis and McGrew and Mss. Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Honeycutt; and in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Couchara.

(2)	To calculate CAP (columns (c1), (c2) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:

		PEO 1
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$10,396,761	$17,152,267	$20,196,027	$20,903,282
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$ (6,585,590)	$ (11,384,877)	$ (14,268,274)	$ (15,577,891)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,507,143	$22,940,973	$14,744,612	$14,802,411
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$15,738,917	$30,678,296	$ (14,993,297)	$ (12,577,667)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$887,256	$69,332	$ (5,488,764)	$ (2,336,620)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$32,944,487	$59,455,992	$190,304	$5,213,515

		PEO 2
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$16,763,956	$0	$0	$0
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$ (11,748,524)	$0	$0	$0
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$24,040,706	$0	$0	$0
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$53,508,940	$0	$0	$0
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$829,471	$0	$0	$0
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$83,394,550	$0	$0	$0

		Non-PEO NEOs
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$6,786,580	$6,225,036	$6,641,306	$7,103,560
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,178,109)	$(3,370,721)	$(3,945,270)	$(4,834,780)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,853,538	$6,792,180	$4,069,305	$4,666,149
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$9,403,554	$16,443,088	$(5,970,277)	$(3,255,395)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$811,104	$392,253	$(1,725,677)	$(1,076,295)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$20,676,667	$26,481,836	$(930,613)	$2,603,239

The fair value of performance stock units (PSUs) used in the calculation of CAP (columns (c1), (c2) and (e)) was determined using a Monte Carlo simulation valuation model, in accordance with ASC 718. The fair value of option awards used in the calculation of CAP was determined using the Black-Scholes option pricing model, in accordance with ASC 718. In both cases, the assumptions used in these calculations are not materially different than those used for purposes of the Summary Compensation Table.

(3)	Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.
(4)	Values shown are in millions.
(5)	Please see page 47 for a definition of Adjusted EPS. Values shown reflect Adjusted EPS as calculated for purposes of our executive compensation program for the applicable reporting year.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1)	For 2020, 2021, 2022 and 2023, the First PEO is Rainer Blair. In 2020, the Second PEO is Thomas Joyce. The other NEOs in 2020 were Messrs. Weidemanis, McGrew and Brian Ellis, and Angela Lalor; in 2021, the other NEOs were Messrs. Weidemanis and McGrew and Mss. Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Honeycutt; and in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Couchara.

Peer Group Issuers, Footnote [Text Block]		Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote [Text Block]

		PEO 1
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$10,396,761	$17,152,267	$20,196,027	$20,903,282
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$ (6,585,590)	$ (11,384,877)	$ (14,268,274)	$ (15,577,891)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,507,143	$22,940,973	$14,744,612	$14,802,411
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$15,738,917	$30,678,296	$ (14,993,297)	$ (12,577,667)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$887,256	$69,332	$ (5,488,764)	$ (2,336,620)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$32,944,487	$59,455,992	$190,304	$5,213,515

		PEO 2
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$16,763,956	$0	$0	$0
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$ (11,748,524)	$0	$0	$0
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$24,040,706	$0	$0	$0
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$53,508,940	$0	$0	$0
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$829,471	$0	$0	$0
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$83,394,550	$0	$0	$0

Non-PEO NEO Average Total Compensation Amount	[1]	$ 7,103,560	$ 6,641,306	$ 6,225,036	$ 6,786,580
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,603,239	(930,613)	26,481,836	20,676,667
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

		Non-PEO NEOs
Prior FYE Current FYE Fiscal Year		12/31/2019 12/31/2020 2020	12/31/2020 12/31/2021 2021	12/31/2021 12/31/2022 2022	12/31/2022 12/31/2023 2023
SCT Total		$6,786,580	$6,225,036	$6,641,306	$7,103,560
—	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,178,109)	$(3,370,721)	$(3,945,270)	$(4,834,780)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$7,853,538	$6,792,180	$4,069,305	$4,666,149
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year	$9,403,554	$16,443,088	$(5,970,277)	$(3,255,395)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$811,104	$392,253	$(1,725,677)	$(1,076,295)
—	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0
Compensation Actually Paid		$20,676,667	$26,481,836	$(930,613)	$2,603,239

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR. The chart below reflects the relationship between the PEO1, PEO2 and Average NEO CAP versus our TSR and the Peer Group TSR. As reflected in the graph below, the Company’s 4-year cumulative TSR exceeds the Peer Group TSR.

Danaher & Peer TSR vs. Compensation Actually Paid

Compensation Actually Paid vs. Net Income [Text Block]		Relationship between CAP and GAAP Net Income. The chart below reflects the relationship between the PEO and Average NEO CAP and our GAAP Net Income. Danaher Net Income vs. Compensation Actually Paid
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Adjusted EPS (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and Average NEO CAP and our Adjusted EPS.

Danaher Adjusted EPS vs. Compensation Actually Paid

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between CAP and TSR. The chart below reflects the relationship between the PEO1, PEO2 and Average NEO CAP versus our TSR and the Peer Group TSR. As reflected in the graph below, the Company’s 4-year cumulative TSR exceeds the Peer Group TSR.

Danaher & Peer TSR vs. Compensation Actually Paid

Tabular List [Table Text Block]

Our Most Important Metrics Used for Linking Pay and Performance. As required by Item 402(v), below are the most important metrics our Committee used to link executive pay to performance for 2023. Our stock price performance, as reflected by our absolute TSR, directly impacts the value of the equity compensation awards we grant to executive officers. Each of the other metrics below are used for purposes of determining payouts under either our executive annual cash incentive compensation program or our executive PSU program.

•	Absolute TSR
•	Relative TSR compared to S&P 500 TSR
•	Adjusted EPS (non-GAAP)
•	Adjusted Free Cash Flow to Adjusted Net Income Ratio (non-GAAP)
•	Core Revenue Growth (non-GAAP)

Total Shareholder Return Amount	[1],[3]	$ 173	175	216	145
Peer Group Total Shareholder Return Amount	[1],[3]	143	140	143	113
Net Income (Loss) Attributable to Parent	[1],[4]	$ 4,764,000,000	$ 7,209,000,000	$ 6,433,000,000	$ 3,646,000,000
Company Selected Measure Amount | $ / shares	[1],[5]	7.63	10.97	10.00	5.11
Additional 402(v) Disclosure [Text Block]

Pay Versus Performance

The disclosure in this section shall not be deemed to be incorporated by reference into any prior or subsequent filing by Danaher under the Securities Act of 1933 or the Exchange Act of 1934, except to the extent Danaher specifically incorporates it by reference therein.

Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:

•	A list of the most important measures that our Compensation Committee used in 2023 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid”, or “CAP”) to Company performance;
•	A table that compares the total compensation of our named executive officers’ (also known as NEOs) as presented in the Summary Compensation Table (“SCT”) to CAP and that compares CAP to specified performance measures; and
•	Graphs that describe:
•	the relationships between CAP and our cumulative total shareholder return (“TSR”), GAAP Net Income, and our Company selected measure, non-GAAP adjusted diluted net earnings per common share from continuing operations (“Adjusted EPS”); and
•	the relationship between our TSR and the TSR of the S&P 500 Health Care Index (“Peer Group TSR”).

Salary, Bonus, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits	Current year service cost and any prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or vested or were forfeited during the year(1)

(1)	Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how our Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used CAP as a basis for making executive compensation decisions, nor does it use GAAP Net Income or Peer Group TSR for purposes of determining executive incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 44 to 60 for a discussion of our executive compensation program objectives and the ways in which we align executive compensation with performance.

Non-PEO NEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,834,780)	$ (3,945,270)	$ (3,370,721)	$ (4,178,109)
Non-PEO NEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,666,149	4,069,305	6,792,180	7,853,538
Non-PEO NEO [Member] | + Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,255,395)	(5,970,277)	16,443,088	9,403,554
Non-PEO NEO [Member] | + Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,076,295)	(1,725,677)	392,253	811,104
Non-PEO NEO [Member] | - Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Rainer Blair
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	20,903,282	20,196,027	17,152,267	10,396,761
PEO Actually Paid Compensation Amount	[1],[2]	$ 5,213,515	$ 190,304	$ 59,455,992	$ 32,944,487
PEO Name		Rainer Blair	Rainer Blair	Rainer Blair	Rainer Blair
Rainer Blair | PEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (15,577,891)	$ (14,268,274)	$ (11,384,877)	$ (6,585,590)
Rainer Blair | PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,802,411	14,744,612	22,940,973	12,507,143
Rainer Blair | PEO [Member] | + Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,577,667)	(14,993,297)	30,678,296	15,738,917
Rainer Blair | PEO [Member] | + Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Rainer Blair | PEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,336,620)	(5,488,764)	69,332	887,256
Rainer Blair | PEO [Member] | - Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Thomas Joyce
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	0	0	0	16,763,956
PEO Actually Paid Compensation Amount	[1],[2]	0	0	0	$ 83,394,550
PEO Name					Thomas Joyce
Thomas Joyce | PEO [Member] | - Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	$ (11,748,524)
Thomas Joyce | PEO [Member] | + Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	24,040,706
Thomas Joyce | PEO [Member] | + Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	53,508,940
Thomas Joyce | PEO [Member] | + Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Thomas Joyce | PEO [Member] | + Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	829,471
Thomas Joyce | PEO [Member] | - Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Absolute TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR compared to S&P 500 TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS (non-GAAP)
Non-GAAP Measure Description [Text Block]

Adjusted EPS is the most heavily weighted metric used to determine Company performance under our executive annual cash incentive compensation program. The Committee weights Adjusted EPS most heavily in the Company performance formula because it believes Adjusted EPS correlates strongly with shareholder returns, particularly since Adjusted EPS is calculated in a manner that focuses on gains and charges the Committee believes are most directly related to Company operating performance during the period. Accordingly, Adjusted EPS is the Company-selected measure included in the table and graphs that follow.

Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Free Cash Flow to Adjusted Net Income Ratio (non-GAAP)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Core Revenue Growth (non-GAAP)

[1]	For 2020, 2021, 2022 and 2023, the First PEO is Rainer Blair. In 2020, the Second PEO is Thomas Joyce. The other NEOs in 2020 were Messrs. Weidemanis, McGrew and Brian Ellis, and Angela Lalor; in 2021, the other NEOs were Messrs. Weidemanis and McGrew and Mss. Lalor and Jennifer Honeycutt; in 2022, the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Honeycutt; and in 2023 the other NEOs were Messrs. Weidemanis and McGrew, Dr. Gutierrez-Ramos and Ms. Couchara.
[2]	To calculate CAP (columns (c1), (c2) and (e)), the following amounts were deducted from and added to the applicable SCT total compensation:
[3]	Reflects TSR indexed to $100 for each of the Company and the S&P 500 Health Care Index, which is an industry line peer group reported in the performance graph included in the Company’s 2023 Annual Report on Form 10-K.
[4]	Values shown are in millions.
[5]	Please see page 47 for a definition of Adjusted EPS. Values shown reflect Adjusted EPS as calculated for purposes of our executive compensation program for the applicable reporting year.